Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Other Capital Reserve	Retained Earnings (Accumulated Deficit)	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period at Sep. 30, 2022	€ 2,357,818	€ 182,721	€ 1,894,384		€ 150,954	€ 129,759
Number of units or Shares outstanding at Sep. 30, 2022		182,721,369
Net profit	75,022				75,022
Other comprehensive income (loss)	(97,646)					(97,301)	€ (345)
Total comprehensive income (loss)	(22,624)				75,022	(97,301)	(345)
Equity-settled share-based compensation expense	65,394			€ 65,394
Equity at end of period at Sep. 30, 2023	2,400,588	€ 182,721	1,894,384	65,394	225,976	32,458	(345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369
Net profit	191,602				191,602
Other comprehensive income (loss)	(62,087)					(62,432)	345
Total comprehensive income (loss)	129,515				191,602	(62,432)	€ 345
Equity-settled share-based compensation expense	3,647			3,647
Conversion to no par value ordinary shares		€ (182,721)	182,721
Shares repurchased in consideration of TRA	(355,775)		(355,775)
Shares repurchased in consideration of TRA, shares		(5,648,465)
Issuance of share capital, net (of transaction costs)	447,044		447,044
Issuance of share capital, net (of transaction costs), shares		10,752,688
Issuance of ordinary shares related to vesting of RSUs			121	(121)
Issuance of ordinary shares related to vesting of RSUs, shares		3,610
Equity at end of period at Sep. 30, 2024	2,625,019		2,168,495	68,920	417,578	(29,974)
Number of units or Shares outstanding at Sep. 30, 2024		187,829,202
Net profit	348,327				348,327
Other comprehensive income (loss)	(74,427)					(74,427)
Total comprehensive income (loss)	273,900				348,327	(74,427)
Equity-settled share-based compensation expense	189			189
Issuance of ordinary shares related to vesting of RSUs			189	(189)
Issuance of ordinary shares related to vesting of RSUs, shares		4,198
Shares repurchased in connection with Secondary offering, Shares	(176,382)		(176,382)
Shares repurchased in connection with Secondary offering, Shares		(3,927,344)
Equity at end of period at Sep. 30, 2025	€ 2,722,726		€ 1,992,302	€ 68,920	€ 765,905	€ (104,401)
Number of units or Shares outstanding at Sep. 30, 2025		183,906,056